GOLDMAN SACHS TRUST

Goldman Sachs Short Duration, Government and Agency Fixed Income Funds

Class A, Class C, Institutional, Administration, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the

Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund

(the “Funds”)

Supplement dated February 21, 2025 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2024, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s principal investment strategy. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective.

The Goldman Sachs Government Income Fund currently has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities (“80% Policy”). On the Effective Date, the Fund’s 80% Policy will be revised to reflect that the Fund will invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including Agency Mortgage-Backed Securities and repurchase agreements collateralized by such securities.

Additionally, on the Effective Date, the Goldman Sachs Enhanced Income Fund will adopt a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first paragraph under the Goldman Sachs Enhanced Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Enhanced Income Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).

The following replaces in its entirety the first paragraph under the Goldman Sachs Government Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Government Income Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non-government securities such as privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) futures, swaps, options on swaps and other derivative instruments, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The following replaces in its entirety the first paragraph of the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Enhanced Income Fund” section in the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include U.S. Government Securities, Mortgage-Backed Securities, commercial paper, fixed and floating rate asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. Shareholders will be provided with sixty days’ notice in the manner prescribed by the

SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The Fund may also invest in Municipal Securities. The Fund may also invest in custodial receipts and convertible securities. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.

The following replaces in its entirety the first paragraph of the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Government Income Fund” section in the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed income securities that are U.S. Government Securities, including Agency Mortgage-Backed Securities and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The remainder of the Fund’s Net Assets (up to 20%) may be invested in non-government securities, such as Private Mortgage-Backed Securities, asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) futures, swaps, options on swaps and other derivative instruments, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The following replaces in its entirety the first paragraph under the “Investment Objectives and Policies” section in the Funds’ SAI:

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Enhanced Income Fund, Short Duration Government Fund, Government Income Fund, U.S. Mortgages Fund, Core Fixed Income Fund, Bond Fund, Investment Grade Credit Fund, Global Core Fixed Income Fund, High Yield Fund, High Yield Floating Rate Fund, Emerging Markets Debt Fund, Emerging Markets Credit Fund, Inflation Protected Securities Fund, Short Duration High Yield Fund and Dynamic Bond Fund, shareholders will be provided with sixty days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in a Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”), in the particular type of investment suggested by its name. With respect to the Short Duration Tax-Free Fund, Dynamic Municipal Income Fund and High Yield Municipal Fund, such Funds’ policies to invest at least 80% of their Net Assets in tax exempt and municipal investments, as applicable, are fundamental policies that may not be changed without shareholder approval. With respect to the Inflation Protected Securities Fund, as a matter of fundamental policy, under normal circumstances at least 80% of the Fund’s Net Assets will be invested in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”). Additional information about the Funds, their policies, and the investment instruments they may hold is provided below.

The following replaces in its entirety the first paragraph under the “Investment Objectives and Policies—Enhanced Income Fund” section in the Funds’ SAI:

Enhanced Income Fund is designed for investors who seek returns in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. The Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include, among other things, U.S. dollar-denominated fixed income securities, including non-mortgage-backed U.S. Government Securities (as defined below), corporate notes, commercial paper, fixed and floating rate asset-backed securities and foreign securities rated, at the time of purchase, at least BBB by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

SDFISTRSTK 02-25